Operating performance, Segments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($) Segment Customer		Jun. 30, 2024 AUD ($) Segment Customer	Jun. 30, 2023 AUD ($)		Jun. 30, 2022 AUD ($)		Jun. 30, 2024 AUD ($)
Segments [Abstract]
Number of operating segment | Segment	1		1
Number of major international customers | Customer	4		4
Revenue and non-current assets by geography [Abstract]
Revenue	$ 47,335	[1]	$ 71,459	$ 38,260	[2]	$ 40,336	[2]
Non-current assets	$ 4,637	[1]		86,858	[2]	79,544	[2]	$ 7,001
Four major customers [Member]
Revenue and non-current assets by geography [Abstract]
Revenue			$ 67,000	$ 35,800		$ 39,300
Customer one [Member]
Segments [Abstract]
Percentage of revenue	44.00%		44.00%	31.00%		20.00%
Customer two [Member]
Segments [Abstract]
Percentage of revenue	31.00%		31.00%	12.00%		2.00%
Customer three [Member]
Segments [Abstract]
Percentage of revenue	19.00%		19.00%	50.00%		38.00%
Customer four [Member]
Segments [Abstract]
Percentage of revenue	5.00%		5.00%	6.00%		39.00%
Ireland [Member]
Revenue and non-current assets by geography [Abstract]
Revenue			$ 0	$ 0	[2]	$ 0	[2]
Non-current assets				0	[2]	0	[2]	0
Australia [Member]
Revenue and non-current assets by geography [Abstract]
Revenue			$ 71,459	38,260	[2]	40,336	[2]
Non-current assets				$ 86,858	[2]	$ 79,544	[2]	$ 7,001

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars
[2]	Prior periods were reclassified to reflect the current presentation as a result of Carbon Revolution PLC becoming the legal parent of the Group in 2024. More details see the Transaction described in note 6.7.